Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2012
Revenue	$ 1,270,236		$ 1,167,478		$ 1,020,269
Cost of revenue (1)	451,093	[1]	400,293	[1]	355,205
Technology and development expense (1)	176,344	[1]	164,859	[1]	129,162
Marketing and selling expense (1)	440,311	[1]	446,116	[1]	375,538
General and administrative expense (1)	116,574	[1]	110,086	[1]	105,190
Income from operations	85,914		46,124		55,174
Other income (expense), net	(21,630)		(63)		2,350
Interest income (expense), net	(7,674)		(5,329)		(1,679)
Income before income taxes and loss in equity interests	56,610		40,732		55,845
Income tax provision	10,590		9,387		11,851
Loss in equity interests	2,704		1,910		0
Net income	43,316		29,435		43,994
Add: Net loss attributable to noncontrolling interests	380		0		0
Net income attributable to Vistaprint N.V.	43,696		29,435		43,994
Basic net income per share attributable to Vistaprint N.V.	$ 1.33		$ 0.89		$ 1.16
Diluted net income per share attributable to Vistaprint N.V.	$ 1.28		$ 0.85		$ 1.13
Weighted average shares outstanding — basic	32,873,234		33,209,172		37,813,504
Weighted average shares outstanding — diluted	34,239,909		34,472,004		38,953,179
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	27,786		32,928		25,413
Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	251		398		329
Technology and development expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	7,041		9,209		5,171
Marketing and selling expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	5,082		6,354		2,692
General and administrative expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 15,412		$ 16,967		$ 17,221

[1]	Share-based compensation is allocated as follows: